Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Revenues	$ 20,074	$ 31,428	$ 79,723
Other income			872
EXPENSES:
Voyage expenses (Note 15)	663	1,023	7,743
Charter hire expenses (Note 8)			2,380
Lease termination expenses (Note 8)			5,750
Vessel operating expenses (Note 15)	745	814	10,368
Dry-docking costs			1,327
Vessel depreciation (Note 4)	6,429	11,458	25,327
Management fees-third parties			439
Management fees-related parties (Notes 1 and 7)	1,351	2,345	5,730
General and administrative expenses	3,258	7,078	15,364
(Gain) on disposal of subsidiaries (Note 19)	(1,591)
Loss/(Gain) on sale of vessels (Note 4)	(14)		62,543
Impairment on vessels (Note 4)		61,484	114,674
Operating (loss)/income	9,233	(52,774)	(171,050)
OTHER INCOME (EXPENSES):
Interest and finance costs (Notes 10 and 16)	(7,443)	(9,345)	(16,283)
Loss on derivative financial instruments (Note 18)	(171)	(447)	(1,793)
Interest income	131	175	95
Other, net	(342)	(1,593)	(81)
Total other expenses, net	(7,825)	(11,210)	(18,062)
Net income/(loss)	1,408	(63,984)	(189,112)
Comprehensive (loss)/income	$ 1,408	$ (63,984)	$ (189,112)
(Loss)/earnings per common share, basic (Note 14) (in Dollars per share)	$ 0.58	$ (26.36)	$ (209.97)
(Loss)/earnings per common share, diluted (Note 14) (in Dollars per share)	$ 0.58	$ (26.36)	$ (209.97)
Weighted average common shares outstanding, basic (in Shares)	2,437,361	2,427,083	900,668
Weighted average common shares outstanding, diluted (in Shares)	2,444,504	2,427,083	900,668